Investments and Derivative Instruments (Carry Value of Commercial Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial Mortgage Loans Credit Quality
Avg. Debt-Service Coverage Ratio	2.24
Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	$ 6,711	$ 5,728
Avg. Debt-Service Coverage Ratio	2.24	1.94
Greater than 80% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	253	707
Avg. Debt-Service Coverage Ratio	0.95	1.45
65% - 80% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	2,220	2,384
Avg. Debt-Service Coverage Ratio	2.12	1.60
Less than 65% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	$ 4,238	$ 2,637
Avg. Debt-Service Coverage Ratio	2.40	2.40